Segment Information - Schedule of Financial Information by Reportable Segment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 169,424	$ 120,941	$ 261,026	$ 166,048
Contribution margin	121,986	81,175	179,264	100,081
Subscription
Segment Reporting Information [Line Items]
Total revenue	138,657	91,360	200,252	119,150
Contribution margin	117,387	73,980	164,971	93,380
Services
Segment Reporting Information [Line Items]
Total revenue	30,767	29,581	60,774	46,898
Contribution margin	$ 4,599	$ 7,195	$ 14,293	$ 6,701